CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share Capital	Additional paid-in capital	Contributed surplus	Contributed deficit	Retained earnings	Other comprehensive loss	Total Shareholder's equity	NCI
Beginning Balance at Dec. 31, 2012	$ 838.1	$ 1,138.1	$ 0.8	$ 834.3	$ (1,186.1)	$ 83.8	$ (32.8)	$ 838.1	$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options	0.5		0.5					0.5
Other comprehensive loss	(8.9)						(6.6)	(6.6)	(2.3)
Common control transaction	(2.3)				(2.3)			(2.3)
Dividend paid	(205.5)					(205.5)		(205.5)
Net (loss)/income	235.6					235.6		235.6
Ending Balance at Dec. 31, 2013	857.5	1,138.1	1.3	834.3	(1,188.4)	113.9	(39.4)	859.8	(2.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options	0.8		0.8					0.8
Other comprehensive loss	(19.2)						(19.2)	(19.2)	0.0
Dividend paid	(171.1)					(171.1)		(171.1)
Net (loss)/income	(320.5)					(332.9)		(332.9)	12.4
Issuance of common shares in private placement	114.1	67.6	46.5					114.1
Ending Balance at Dec. 31, 2014	461.6	1,205.7	48.6	834.3	(1,188.4)	(390.1)	(58.6)	451.5	10.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options	0.6		0.6					0.6
Other comprehensive loss	35.1						34.9	34.9	0.2
Net (loss)/income	(78.6)					(94.8)		(94.8)	16.2
Reverse stock split and capital reduction		(1,203.3)		1,203.3
Ending Balance at Dec. 31, 2015	$ 418.7	$ 2.4	$ 49.2	$ 2,037.6	$ (1,188.4)	$ (484.9)	$ (23.7)	$ 392.2	$ 26.5